SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                    SCHEDULE 14A INFORMATION

            Proxy Statement Pursuant to Section 14(a)
             of the Securities Exchange Act of 1934

Filed by the Registrant [    ]
Filed by a Party other than the Registrant [    ]
Check the appropriate box:
[ X]  Preliminary Proxy Statement
[    ]  Definitive Proxy Statement
[    ]  Definitive Additional Materials
[    ]  Soliciting Material Pursuant to 240.14a-11(c) or 240.14a-12

                        The Seibels Bruce Group, Inc.
        (Name of Registrant as Specified in its Charter)
                        The Seibels Bruce Group, Inc.
            (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):
[ X]  $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(l), or 14a-
6(j)(2).
[    ]  $500 per each party to the controversy pursuant to Exchange
Act Rule 14a-(6)(i)(3).
[    ]  Fee computed on table below per Exchange Act Rules 14a-6(i)(4)
and 0-11.
   1) Title of each class of securities to which transaction applies:

   2) Aggregate number of securities to which transaction applies:

   3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:

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[    ] Check box if any part of the fee is offset as provided by
   Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.
   1)Amount Previously Paid:

   2)Form, Schedule or Registration Statement No.:

   3)Filing Party:

   4)Date Filed:

                  THE SEIBELS BRUCE GROUP, INC.
                    COLUMBIA, SOUTH CAROLINA

            NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                     TO BE HELD MAY 24, 1995

      TO THE SHAREHOLDERS OF THE SEIBELS BRUCE GROUP, INC.:

  Notice is hereby given that the Annual Meeting of Shareholders (the "Meeting") of The Seibels Bruce Group, Inc. ("SBIG" or the "Company"), will be held at the offices of the Company at 1501 Lady Street, Columbia, South Carolina 29201, at 11:00 a.m., on Wednesday, May 24, 1995 for the following purposes:

       To elect three (3) Directors to serve until the 1996 Annual Meeting of Shareholders, one (1) Director to serve until the 1997 Annual Meeting of Shareholders and three (3) Directors to serve until the 1998 Annual Meeting of Shareholders (Proposal 1);

       To consider a proposal to amend the articles of incorporation to delete the current outdated provisions regarding indemnification of officers and directors (Proposal 2);

       To consider a proposal to ratify the selection of Arthur
       Andersen LLP to audit the Company's books and records for the fiscal year ending December 31, 1995 (Proposal 3); and

       To consider and transact such other business as may properly and lawfully come before the Meeting or any adjournment thereof.

All of the foregoing is more fully set forth in the Proxy Statement accompanying this Notice.

  The transfer books of the Company will close as of the end of business on April 10, 1995 (the "Record Date") for purposes of determining shareholders who are entitled to notice of and to vote at the Meeting, but will not be closed for any other purpose.

  All shareholders are cordially invited to attend the Meeting in person. If you cannot attend the Meeting, please take the time to promptly sign, date and mail the enclosed proxy in the envelope we have provided. If you attend the Meeting and decide that you want to vote in person, you may revoke your proxy. The Board of Directors recommends that you vote in favor of the nominees for directors and the described proposals to be considered at the meeting.

                                By Order of the Board of Directors


                                Priscilla C. Brooks
                                Corporate Secretary

April __, 1995THE ACCOMPANYING PROXY FORM IS SOLICITED BY THE BOARD OF DIRECTORS AND IS REVOCABLE AT ANY TIME PRIOR TO BEING EXERCISED. THE PROXY WILL BE VOTED IN ACCORDANCE WITH THE SPECIFICATIONS THEREON. IF A CHOICE IS NOT INDICATED, HOWEVER, THE PROXY WILL BE VOTED IN FAVOR OF THE NOMINEES FOR DIRECTORS, IN FAVOR OF THE DESCRIBED PROPOSALS TO BE CONSIDERED AT THE MEETING, AND IN THE BEST JUDGMENT OF THE PROXIES CONCERNING ALL OTHER PROPOSALS CONSIDERED AT THE MEETING.

                  THE SEIBELS BRUCE GROUP, INC.
                        1501 Lady Street
                 Columbia, South Carolina 29201

     PROXY STATEMENT FOR THE ANNUAL MEETING OF SHAREHOLDERS
                     TO BE HELD MAY 24, 1995

General

  This Proxy Statement is furnished to the holders of Common Stock, par value $1.00 per share (the "Common Stock") of The Seibels Bruce Group, Inc. ("SBIG" or the "Company"), in connection with the solicitation of proxies by the Board of Directors of the Company to be voted at the Annual Meeting of Shareholders (the "Meeting") to be held at the time and place and for the purposes specified in the accompanying Notice of Annual Meeting of Shareholders and at any adjournments thereof. It is anticipated that this Proxy Statement will be mailed to shareholders on or about April 27, 1995.

  When the enclosed proxy is properly executed and returned, the shares which it represents will be voted at the Meeting in accordance with the instructions thereon. In the absence of any such instructions, the shares represented thereby will be voted in favor of the nominees for Director and the described proposals to be considered at the Meeting. Abstentions and "broker non-votes" are each included in the determination of the number of shares present and voting, but are not counted as votes for or against proposals presented to stockholders. (A "broker non-vote" occurs when a nominee holding shares for a beneficial owner votes on one proposal, but does not vote on another proposal because the nominee does not have discretionary voting power and has not received instructions from the beneficial owner.)

  Any shareholder who executes and delivers a proxy may revoke it prior to its use by (i) giving written notice of such revocation to the Corporate Secretary of SBIG at P.O. Box 1, Columbia, South Carolina 29202, the Company's mailing address; or (ii) executing and delivering to the Corporate Secretary of SBIG (by mail at P.O. Box 1, Columbia, South Carolina 29202, or by delivery at 1501 Lady Street, Columbia, South Carolina 29201) a proxy bearing a later date; or (iii) appearing at the Meeting and voting in person.

Annual Report

  The Annual Report on Form 10-K of the Company for the fiscal year ending December 31, 1994, including Financial Statements, is enclosed with this Proxy Statement. Shareholders may also obtain a copy of the Annual Report on Form 10-K without charge upon written request addressed to Priscilla Brooks, Corporate Secretary, The Seibels Bruce Group, Inc., P.O. Box 1, Columbia, South Carolina 29202. If the person requesting a copy of the Annual Report on Form 10-K is not a shareholder of record, the request must include a representation that he or she is a beneficial owner of the Company's Common Stock.

Expenses of Solicitation

  The cost of soliciting proxies will be borne by the Company.
Officers, directors, employees, and agents of the Company may solicit proxies by telephone, telegram or personal interview, without additional compensation.

Voting

  Only holders of record of issued and outstanding shares of Common Stock, as of April 10, 1995 (the "Record Date") will be entitled to notice of and to vote at the Meeting. On the Record Date, there were 16,717,686 shares of Common Stock outstanding. Each share of Common Stock is entitled to one vote, except with respect to Proposal 1, as described below.

  In connection with Proposal 1, the election of Directors, each shareholder is allowed to cumulate his or her votes and cast as many votes as the number of shares he or she holds multiplied by the number of Directors to be elected, the same to be cast for any one candidate or distributed among any two or more candidates. For shares to be voted cumulatively, a shareholder who has the right to cumulate his or her votes shall either (1) give written notice of his or her intention to the president or another officer of the Company not less than 48 hours before the time fixed for the Meeting, which notice must be announced in the Meeting before the voting, or (2) announce his or her intention in the Meeting before the voting for directors commences; and all shareholders entitled to vote at the Meeting shall without further notice be entitled to cumulate their votes. Directors will be elected by a plurality of the votes cast.

  For Proposal 2 to be approved, the affirmative vote of the holders of two-thirds of the outstanding shares of Common Stock is required.

  For Proposal 3 to be approved, the affirmative vote of a majority of the votes cast in person or by proxy at the Meeting is required.

  Participants in the Company's Dividend Reinvestment and Shareholder Purchase Plan (the "DRSP Plan") who have shares of Common Stock registered in their names and who vote those shares on any matter submitted to the Meeting will have all shares credited to their accounts under the Plan automatically added to that number and voted in the same manner. If such participants do not vote shares registered in their own names, the shares credited to their account in the DRSP Plan will not be voted. An executed proxy will be deemed to include any DRSP shares and will be voted with respect to those shares credited to the participant's account. If a participant desires to vote DRSP Plan shares in person at the Meeting, a proxy for the shares credited to his or her account will be furnished upon written request received by the Company, at the address set forth on the cover of this Proxy Statement, at least fifteen (15) days prior to the date of the Meeting.

               ELECTION OF DIRECTORS (PROPOSAL 1)

  One of the purposes of the Meeting is to elect three (3) Directors to serve until the 1996 Annual Meeting of Shareholders, one (1)
Director to serve until the 1997 Annual Meeting of Shareholders and three (3) Directors to serve until the 1998 Annual Meeting of Shareholders.

  Under Article 3, Section 2 of the Company's Bylaws, the Board of Directors is divided into three classes which shall be as nearly equal in number as possible, with the members of each class serving for three year terms or until their successors are elected or qualified.

  The shares represented by the proxies solicited hereby will be voted in favor of the election of the persons named below unless authorization to do so is withheld in the proxy. In the event any of the nominees should be unavailable to serve as a Director, which contingency is not presently anticipated, it is the intention of the persons named in the proxies to select and cast their votes for the election of such other person or persons as the Board of Directors may designate.

  Pursuant to the Stock Purchase Agreement dated as of December 22, 1993 (the "Alissa Purchase Agreement") between the Company and Abdullatif Ali Alissa Est. and Saad A. Alissa (the "Alissa Group"), the Alissa Group is entitled to designate up to four persons, who are reasonably acceptable to the Company, to be included in the slate of nominees recommended by the Board of Directors to the shareholders for election as directors. The Alissa Group has designated Mr. Michael M. Ameen, Jr., Mr. William M. Barilka, Dr. Albert H. Cox, Jr., and John
C. West, all incumbent directors, to serve as the four directors who may be designated by the Alissa Group to serve on the Board of Directors.

  All other nominees for election to the Board of Directors are considered and recommended by a Nominating Committee of the Board of Directors. (See "Committees of the Board of Directors.") The full Board of Directors considers the recommendations of that Committee and recommends the nominees to the shareholders. The Company has no procedure whereby nominations are solicited or accepted from shareholders, but the Nominating Committee will consider nominees whose names and business experience are submitted in writing by stockholders to the Corporate Secretary of the Company.

     In October 1994, Sterling E. Beale, the Company's Chief Executive Officer, and W. Thomas Reichard, III, its President and Chief Operating Officer, resigned from their positions with the Company, including their membership on the Board of Directors.
In November 1994, Ernst Csiszar, an attorney and former merchant banker who had been serving as an advisor to the Company, was appointed President and Chief Operating Officer and Terry E. Fields, the Chief Financial Officer at the time, was named Senior Executive Vice President. Both men were elected to the Company's Board of Directors. A new office of the Chief Executive was also created comprised of the Chairman, the President and the Senior Executive Vice President. Effective January 9, 1995, the Board selected Robert D. Brooks to head South Carolina Insurance Company, a wholly owned subsidiary of the Company ("SCIC") and to the office of Chief Executive. Ernst Csiszar (January 1995), Robert H. Branche (March 1995) and Terry E. Fields (April 1995) resigned from their positions with the Company, including their membership on the Board of Directors. None of the Directors who resigned had disagreements with the Company on any matter relating to the Company's operations, policies or practices.

  The Board of Directors recommends a vote FOR each of the nominees

  The following information is set forth with respect to the seven (7) nominees for election to be Directors as well as the other members of the Board of Directors.

                                                            Director
            Name, Age and Principal Employment for Past Five
                          Years  Since

  Nominees for Election to Hold Office until the 1996
  Annual
Meeting of Shareholders:

  Robert D. Brooks, 52, has been President of SCIC and
its subsidiaries,             1995
a Director of the Company and a member of the Office of Chief Executive since January 1995. Prior to 1995, Mr.
Brooks was President and Chief Executive Officer of
Shelby Insurance Group from February 1993 to December
1994 and Executive Vice President and Chief Operating
Officer of Shelby Insurance Group from September 1989 to February 1993.

  Roy L. Faulks, 69, is currently a Director of the
Company, Policy               1962*
 Management Systems Corporation, a former subsidiary of the Company ("PMSC"), and certain Company subsidiaries.
Mr. Faulks served as Executive Vice President and
Treasurer of the Company and certain Company subsidiaries until April 1986.

  Claude E. McCain, 70, is currently a Director of the
Company.  He is also          1995
Chairman of H.C. McCain Agency, Inc., President of
McCain Realty, Inc. and President of Insurance Finance
Company, Inc.  He was formerly a member of the State
Insurance Commission for 15 years, 10 of which he served as Chairman. Mr. McCain has been in the insurance business since 1946.

  Director continuing in office until the 1996 Annual
Meeting of Shareholders:

  John P. Seibels, 53, is currently a Director of the
Company, PMSC and certain     1969*
subsidiaries of the Company. Mr. Seibels has been an investor based in Columbia, South Carolina since March
1963.

  Nominee for Election to Hold Office until the 1997
Annual Meeting of Shareholders:

  John C. West, 72, is currently Chairman of the Board
of Directors of the           1994
Company and a member of the Office of Chief Executive.
He was the Governor of the State of South Carolina from 1971 to 1975 and currently serves as Professor at the University of South Carolina and as a practicing attorney. Mr. West also serves as a director of the Alliance International, Global, New Europe and Environment Funds, and on the Advisory Board for Donaldson, Lufkin & Jenrette, Inc.


                                                            Director
            Name, Age and Principal Employment for Past Five
                          Years  Since

  Directors continuing in office until the 1997 Annual
Meeting of Shareholders:

  George R.P. Walker, Jr., 62, is currently a Director
of the Company and            1969*
certain Company subsidiaries and has been the owner and operator of Middlefield Farm (Hanoverian horse farm), Blythewood, South Carolina, for more than the past five years.

  Nominees for Election to Hold Office until the 1998
Annual Meeting of Shareholders

  Michael M. Ameen, Jr., 70, is currently a Director of
the Company.  He has          1994
 served since 1988 as a consultant on the Middle East and OPEC affairs to domestic corporations. From 1976 to 1988, Mr. Ameen served as President, Mobil Middle
East Development Corp., and Middle East Regional
Director, London, England. Mr. Ameen serves as a director of Harken Energy Corp.

  William M. Barilka, 46, is currently a Director of
the Company.  He has          1994
served since 1991 as Chief Financial Officer of AGGAD
Investment Company, Riyadh, Saudi Arabia.  From 1986 to
1991, Mr. Barilka was employed by the National
Commercial Bank, Riyadh, Saudi Arabia, in a variety of corporate finance positions.

  Albert H. Cox, Jr., 62, is currently a Director of
the Company.  He currently    1994
serves as Chief Economist of Feltman & Co., an Atlanta
based investment banking firm.  From 1985 to 1993, he
held various executive positions, including Board
Member and Senior Economic Advisor, with BIL
Management, Inc., a subsidiary of the Bank in
Liechtenstein.  Prior to 1985, he held a number of
positions with Merrill Lynch & Co.
__________
(*) Each present director of the Company with election dates prior to October 1978 (when the Company became the parent of SCIC) was formerly a Director of SCIC and the information set forth as to periods prior to 1978 reflects positions with SCIC and the year such Director was first elected to the SCIC Board of Directors.

Security Ownership of the Company

  The following table sets forth, as of March 28, 1995, information regarding the beneficial ownership of the Company's Common Stock by the directors and nominees of the Company, each executive officer named in the Summary Compensation Table that appears under "Executive Compensation -- Summary

Compensation Table," all directors and executive officers as a group and each person known to the Company to own 5% or more of its Common Stock.

                                   Number of      Percent of
                                   Shares of      Shares of
                                   Common         Common
         Name of Beneficial Owner      Stock            Stock

John C. West..................................................
32,000                                     *
Robert D. Brooks...........................................
96,000(1)                                  *
Roy L. Faulks.................................................
9,692                                      *
John P. Seibels................................................
596,908(2)(3)                            3.57
George R.P. Walker, Jr...................................
496,858(3)(4)                            2.90
Michael M. Ameen.........................................      15,000
*
William M. Barilka.........................................
130,000(5)                                 *
Albert H. Cox, Jr.............................................
24,200                                     *
Sterling E. Beale..............................................
12,883(6)                                  *
W. Thomas Reichard, III.................................
0            0
Claude E. McCain...........................................
64             *
Saad A. Alissa.................................................
8,356,200(7)                            49.98
All Directors, Nominees for Director and.......   1,415,594
8.47
   Eecutive Officers as a Group (15 persons)

__________
(*)  Less than 1% of issued and outstanding shares of Common
Stock of the Company.
(1) Such shares may be acquired within 60 days of the record date upon the exercise of options granted to Mr. Brooks pursuant to his employment agreement.
(2) Excludes 9,012 shares of Common Stock held by Mr. Seibels' wife, of which shares he holds neither sole nor shared voting or dispositive power and, therefore, disclaims beneficial ownership.
(3)  George R.P. Walker, Jr. and John P. Seibels are cousins.
(4) Excludes 45,557 shares of Common Stock held by Mr. Walker's wife, of which shares he holds neither sole nor shared voting or dispositive power and, therefore, disclaims beneficial ownership.
(5)  Includes 100,000 shares jointly owned by Mr. Barilka with his wife.
(6) Includes 9,600 shares which may be acquired within 60 days of the record date upon the exercise of options granted to Mr. Beale pursuant to the Company's Stock Option Plan.
(7) Includes 4,175,000 shares owned by General Investors Limited ("GIL"), which is wholly owned by Mr. Alissa and 4,175,000 shares of Common Stock owned by Financial Investors Limited ("FIL"), which is wholly owned by Abdullatif Ali Alissa Est. (the "Establishment"). Mr. Alissa is President of the Establishment. The Establishment, Mr. Alissa and FIL share the investment and voting power of the 4,175,000 shares of Common Stock owned by FIL. Mr. Alissa and GIL share the investment and voting power of
the 4,175,000                 shares of Common Stock owned by
GIL.  Mr. Alissa's business address is P.O. Box  192, Alkhobar
81962, Saudi Arabia.


  Transactions With The Alissa Group

     In June 1994, the Company issued 7 million shares of Common Stock to the Alissa Group, representing approximately 48% of the Company's outstanding shares of Common Stock. The closing of such transaction was subject to the approval of the shareholders, and such approval was granted at a meeting of shareholders held on June 28, 1994. Pursuant to the transaction, four designees of the Alissa Group, Michael M. Ameen, Jr., William M. Barilka, Albert H. Cox, Jr., John C. West, were elected to the Board of Directors. In late 1993, the Alissa Group had purchased a $24.9 million note from the Company's term loan lender. Subsequently, the Alissa Group agreed to the cancellation of such original indebtedness in exchange for the issuance of a $10 million secured note due June 30, 1994. In exchange for the issuance of the 7 million shares of Common Stock, the Alissa Group canceled the principal amount of the $10 million note and received a note in the principal amount of approximately $440,000 (bearing interest at 8 1/2%) in respect of interest payable on the $10 million note from the period December 28, 1993 to June 28, 1994.

  Section 16(a) compliance

  Section 16(a) of the Securities Exchange Act of 1934 requires the Company's officers, directors and persons who own more than ten percent of the Company's equity securities to file reports of ownership and changes in ownership with the Securities and Exchange Commission and to furnish the Company with all such forms they file. Based on the Company's review of the forms it has received and on written representations from certain reporting persons that no such forms were required for them, the Company believes that for the fiscal year ended December 31, 1994, the Section 16(a) filing requirements applicable to its officers, directors and greater than ten percent beneficial owners were complied with, except that Saad A. Alissa failed to include in his beneficial ownership reports 6,200 shares of the Company's Common Stock held as custodian of accounts for his five minor children since March 1994; these shares were subsequently reported.

Committees of the Board of Directors

  The Company has five standing committees: Executive, Audit, Compensation, Investment and Nominating.

  The Executive Committee is currently composed of John C. West (Chairman), John P. Seibels, Robert D. Brooks and George R.P. Walker, Jr. The Executive Committee possesses the same powers as the Board of Directors, except as otherwise limited by specific prohibitions in South Carolina statutes. The Committee's function is to act in the place of the Board on any matters which require Board action and occur between meetings of the Board.
The Executive Committee of the Company met six times during 1994.

  The Audit Committee is currently composed of Michael M. Ameen, John P. Seibels, Roy L. Faulks and Albert H. Cox, Jr., none of whom is an officer or employee of the Company. The Committee's functions include recommending independent public accountants to be employed by the Company, reviewing with the independent public accountants their reports and audits, and reporting to the full Board of Directors on their findings. The Audit Committee of the Company met one time during 1994.

  The Compensation Committee is currently composed of John P. Seibels (Chairman), Michael M. Ameen, William M. Barilka and George R.P. Walker, Jr., none of whom is an officer or employee of the Company. The Committee's functions are to recommend to the full Board the remuneration arrangements for senior executive officers and for members of the Board of Directors, the adoption of compensation plans in which Officers and Directors are eligible to participate and the granting of stock options or other benefits under such plan. The Compensation Committee met twice in 1994.

  The Investment Committee is currently composed of Roy L. Faulks (Chairman), William M. Barilka and John P. Seibels. The Committee's functions are to advise the Board of Directors and officers of the Company with respect to investment of the Company's assets and to periodically review, evaluate and report on the performance of the investments and the investment managers and advisors of the Company and its subsidiaries. The Investment Committee met twice in 1994.

  The Nominating Committee is currently composed of George R.P. Walker, Jr. (Chairman), Albert H. Cox, Jr. and John C. West. The Committee's functions include selecting and recommending nominees for election as new, additional, and replacement Directors and reviewing the performance of incumbent Directors for nomination for reelection. The Nominating Committee did not meet in 1994.

  Robert H. Branche served on the Audit Committee, Compensation
Committee, Investment Committee and Nominating Committee prior to his resignation in March 1995. Terry E. Fields served on the Executive Committee and Investment Committee prior to his resignation in March 1995.

  The Board of Directors met fourteen times in 1994. In 1994, each of the incumbent Directors attended at least 75% of the meetings of the Board and of the Committee(s) of which he was a member held during the period for which he served.

Compensation of Directors and Executive Officers

Directors' Compensation

  In 1994, the Company paid quarterly to each Director who was not a full-time employee of the Company a retainer fee of $175 per month plus $656.25 for each meeting of the Board at which the Director was present, a fee of $175 for each meeting of a Board Committee which he attended on the same day and in the same general location as a Board meeting or by telephone, and a fee of $262.50 for attending a Committee meeting otherwise. The Chairman of the Board of Directors, John C. West, does not receive any additional compensation in connection with his position of Chairman of the Board of Directors.

Compensation of Executive Officers

  The following table sets forth, for the years ended December 31, 1994, 1993 and 1992, the cash compensation paid by the Company and its subsidiaries, as well as certain other compensation paid or accrued for those years, to each of the executive officers of the Company whose compensation was in excess of $100,000, including the Chief Executive Officer (the "Executive Group"), in all capacities in which they serve:


                   SUMMARY COMPENSATION TABLE

                     Annual Compensation  Awards

       (a)             (b)    (c)     (d)            (g)     (i)

                                            Number of
Name and Principal                       Stock Options   All
Other
  Position       `    Year       Salary($)             Bonus
Granted     Compensation


Sterling E. Beale        1994 137,813
2,438                         -0-                       359,206(1)
Chairman of the Board and        1993      182,483     -0-    -0-
2,765
Chief Executive Officer          1992      196,246     -0-    -0-
4,707

W. Thomas Reichard, III       1994        102,476       1,813
- - -0-                              252,279(2)
          President      1993    135,659   -0-       -0-  2,199
                 1992 146,116    -0-       -0-       3,724

__________
(1) Amounts shown for 1994 for Mr. Beale include a payment of $355,500 pursuant to a certain retirement agreement (See "Employment Agreements"), matching contributions of $3,052 by the Company under its 401(k) stock purchase savings plan and the value of premiums for term life insurance paid during 1994 by the Company in the amount of $654.
(2) Amounts shown for 1994 for Mr. Reichard include payments aggregating $249,502 pursuant to a certain Separation Agreement and Mutual Release (See "Employment Agreements"), matching contributions of $2,123 by the Company under its 401(k) stock purchase savings plan and the value of premiums for term life insurance paid during 1994 by the Company in the amount of $654.

Option Grants

  During the year ended December 31, 1994, the Company did not grant any stock options pursuant to the Company's 1987 Stock
Option Plan or otherwise.

Option Exercises and Year-End Holdings

  During the year ended December 31, 1994, no member of the Executive Group exercised any stock options. The following table sets forth certain information with respect to unexercised stock options held by the Executive Group as of December 31, 1994.

                    Options Exercised in 1994
                   and Year-End Option Values


  (a)            (b)              (c)           (d)           (e)
                                    Number of Unexercised
            Shares of Common             Options at   Value of
Unexercised In-The
              Stock Acquired             FY-End (#)     Money
Options at
              on Exercise (#)     Value       Exerciseable/
FY-End ($)
  Name                           Realized      Unexerciseable
Exerciseable/Unexerciseable

Sterling E. Beale          -0-         N/A             9,600/-0-
- - -0-/-0-


Employment Agreements

  In December 1988, the Company and Seibels, Bruce & Company, an indirect wholly-owned subsidiary of the Company ("SBC"), entered into restated three-year Employment Agreements with Mr. Beale, who was then the Chief Executive Officer, and Mr. Reichard, who was then Executive Vice President of the Company and who later became President. Messrs. Beale and Reichard also served as Directors of the Company. The agreements created certain obligations on the part of SBC, as the employer, to the other parties to the agreements and provided that in the event of a change of control of the Company (as defined in the terms of the agreements), certain automatic extensions of the terms of the agreements would occur.

  The announcement on September 26, 1991, of a proposed transaction with a group of investors led by J. Randolph Updike and PMSC caused the agreements with Messrs. Beale and Reichard to be extended for five years from September 26, 1991. Thereafter, the announcement on April 14, 1992, of the proposed merger of the Company with American States Insurance Company caused the agreements with Messrs. Beale and Reichard to be extended for five years from April 14, 1992. Although the merger was not consummated, both of the employment agreements remained in effect, as extended to April 14, 1997. On December 22, 1993, the date on which the Company entered into the Alissa Purchase Agreement, the employment agreements with Messrs. Beale and Reichard were automatically extended until December 22, 1998.

  In addition to the employment agreement with Mr. Beale, SBC entered into an executive compensation agreement with Mr. Beale (the "Executive Compensation Agreement"). Pursuant to the Executive Compensation Agreement, SBC agreed to provide specified annual remuneration upon the event of a qualifying retirement, death or total disability. SBC agreed to provided monthly payments over a 15-year period, which payments were contingent primarily upon continued employment until such an event occurs and were not vested until that time. The annual remuneration under the Executive Compensation Agreement for Mr. Beale was approximately $31,250.

  On October 14, 1994, the Company, SBC and Mr. Beale entered into an Amended and Restated Employment Agreement (the "Amended and Restated Employment Agreement"). Under the terms of the Amended and Restated Employment Agreement, Mr. Beale will continue to be employed by SBC in a consulting role until November 15, 1995. Mr. Beale will be paid the sum of $183,750 and will continue to participate in and receive benefits from the employee benefit plans of SBC until the agreement terminates on November 15, 1995.

  The Company and Mr. Reichard entered into a Separation Agreement and Mutual Release dated October 14, 1994 (the "Separation Agreement"). Under the terms of the Separation Agreement, Mr. Reichard's employment agreement with the Company was terminated and the Company paid Mr. Reichard the sum of $249,502 and agreed to bear the costs of outplacement services, with such costs not to exceed $20,000.

  In addition to the Amended and Restated Employment Agreement, the Company, SBC, and Mr. Beale entered into a Retirement Agreement, dated October 14, 1994 (the "Retirement Agreement"). Under the terms of the Retirement Agreement, the Executive Compensation Agreement was terminated and Mr. Beale agreed, beginning on November 15, 1995, to take early retirement from his position as an employee of SBC. In lieu of all payments to be made to Mr. Beale under the Employment Agreement and the Executive Compensation Agreement (except those provided in the Amended and Restated Employment Agreement as described above), SBC agreed to pay to Mr. Beale $355,500 on October 14, 1994, $193,748 on October 14, 1995 and $193,748 on October 14, 1996.

Compensation Committee Interlocks and Insider Participation in
Compensation Decisions

  None of the members of the Compensation Committee is an officer or employee of the Company or any of its subsidiaries. Mr. Beale, a director and the Chief Executive Officer of the Company until October 1994, served as a director of PMSC until early January 1994, at which time Mr. Beale resigned from the Board of PMSC. Messrs. Faulks and Seibels serve as directors of the Company and of PMSC. Mr. Wilson, a director of the Company until early January 1994, at which time he resigned from the Board of the Company, serves as Chairman of the Board, President and Chief Executive Officer of PMSC. Neither Mr. Beale nor Mr. Wilson served on the Compensation Committee of either company.

Report of the Board of Directors on Executive Compensation

  No action was taken during 1994 to increase the compensation paid to any member of the Executive Group. Currently, the Company does not have a Chief Executive Officer, but has an Office of Chief Executive, which is comprised of the Chairman, the President and the Senior Executive Vice President. The primary elements of the Company's executive compensation program have historically consisted of a base salary, a bonus opportunity and stock options. Base salaries are determined, and have at times been increased, by evaluating the responsibilities of the position held and the experience of the executive officer. The Board of Directors has not provided for any increase in base salary since January 1992.

  The foregoing has been furnished by the Company's Compensation
Committee.

       John P. Seibels (Chairman)
       Michael M. Ameen
       William M. Barilka
       George R.P. Walker, J.R.

Stock Performance Graph

    The following chart compares the yearly percentage change in the cumulative total stockholder return on the Company's Common Stock during the five fiscal years ended December 31, 1994 ("1") with the cumulative total return on the Nasdaq Stock Market Index ("2") and the Nasdaq Property and Casualty Insurance Stock Index ("3").

    The Performance Graph is not included in this electronic submission. Presented below is the table of data points used in the graph as required by Rule 304(d) of Regulation S-T.


                                        Nasdaq Property and
                                           Casualty Stock
          SBIG        Nasdaqu Index            Index

1989      100           100                      100
1990     44.118         84.917                   96.143
1991     60.146        136.275                  137.190
1992     20.504        158.574                  184.925
1993     19.137        180.923                  190.401
1994     27.339        176.907                  183.328


CONSIDERATION OF PROPOSED AMENDMENT TO THE COMPANY'S ARTICLES OF
INCORPORATION WITH RESPECT TO INDEMNIFICATION OF OFFICERS AND
DIRECTORS OF THE COMPANY (PROPOSAL 2)

  On March 7, 1995, the Board of Directors adopted a proposed amendment of the Company's Articles of Incorporation, as amended (the "Articles"), to remove the provision relating to the indemnification of officers and directors. The Articles state "the Corporation shall indemnify those persons permitted to be indemnified by South Carolina Code Section 33-13-180 (1976), as amended, and may insure such persons to the extent permitted by statute." Section 33-13-180 of the South Carolina Code was replaced in 1988 by Sections 33-8-500 through 33-8-580.

  In order to clarify the Company's policy on indemnification, the Board of Directors recommends that the provisions relating to indemnification of officers and directors be deleted from the Articles and that indemnification permitted officers and directors of the Company under South Carolina law be provided for in the Bylaws. Providing for indemnification in the Bylaws rather than the Articles, allows the Board of Directors to amend or rescind such policy without shareholder approval, and, thus, allows the Board a greater degree of flexibility in its policy of indemnification. Accordingly, on March 7, 1995, the Board of Directors amended Section 6 of Article 8 of the Bylaws of the Company to provide that the Company shall indemnify officers and directors of the Company and its subsidiaries to the fullest extent permitted by South Carolina law and that the Company may insure such persons against liability arising out of or relating to their employment by the Company in an amount and according to such terms as the Board of Directors deems prudent.

  The provisions of South Carolina law relating to officer and director indemnification are set forth below.

  Under South Carolina law, a corporation may indemnify a past or present director against liability incurred in a proceeding if
(1) the director conducted himself in good faith, (2) the director reasonably believed (a) in the case of conduct in his official capacity with the corporation, that his conduct was in its best interest, and (b) in all other cases, that his conduct was at least not opposed to its best interest and (3) in the case of any criminal proceeding, the director had no reasonable cause to believe his conduct was unlawful; provided, however, that a corporation may not indemnify a director (i) in connection with a proceeding by or in the right of the corporation in which the director is adjudged liable to the corporation, or (ii) in connection with any other proceeding charging improper personal benefit to him in which he is adjudged liable on the basis that personal benefit was improperly received by him.

  In addition, under South Carolina law, unless limited by the articles of incorporation, a corporation shall indemnify a director who is wholly successful, on the merits or otherwise, in the defense of any proceeding to which he is party because he is or was a director against reasonable expenses incurred by him in connection with the proceeding. Under South Carolina law, a corporation may pay in advance for the reasonable litigation expenses of a director if (1) the director furnishes the corporation a written affirmation of his good faith belief that he has met the applicable standard of conduct, (2) the director furnishes the corporation a written undertaking to repay the advance if it is ultimately determined that he did not meet the standard of conduct and (3) a determination is made that the facts then known to those making the determination would not preclude indemnification. Such determination, as well as any determination that indemnification shall be paid, must be made in one of the following ways: (i) by a majority vote of a quorum of the board of directors consisting of directors not at the time parties to the proceeding, (ii) if a quorum cannot be obtained, by majority vote of a committee designated by the board, consisting solely of two or more directors not at the time parties to the proceeding, (iii) by special legal counsel (a) selected by the board or its committee in the manner prescribed above or (b) if a quorum of the board cannot be obtained and a committee cannot be designated, selected by majority vote of the full board of directors or (iv) by the shareholders, but shares owned by or voted under the control of directors who are at the time parties to the proceeding may not be voted on the determination.

  Under South Carolina law, an officer is entitled to the benefit of the same indemnification provisions as apply to directors, but in addition a corporation may indemnify and advance expenses to an officer who is not a director to the extent, consistent with public policy, provided by the corporation's articles of incorporation, the corporation's bylaws, general or specific action of the board of directors, or contract. Unless the corporation's articles of incorporation provide otherwise, South Carolina law permits a court in certain circumstances to order the payment of indemnification to a director, whether or not he met the applicable standard of conduct, if the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances.

  The Board of Directors of the Company recommends a vote FOR the proposed amendment to the Articles relating to indemnification of officers and directors.

    CONSIDERATION OF RESOLUTION RATIFYING SELECTION OF ARTHUR
ANDERSEN LLP TO BE INDEPENDENT ACCOUNTANTS FOR THE COMPANY (PROXY
                           ITEM NO. 3)

  One of the purposes of the Meeting is to ratify the selection of independent accountants to audit the books, records, and accounts of the Company and its subsidiaries for the year ending December 31, 1995. Arthur Andersen LLP has served as the Company's independent accountants since December 28, 1992. On March 7, 1995 acting on the recommendation of the Audit Committee, the Board of Directors adopted resolutions directing the employment of Arthur Andersen LLP to audit the books, records, and accounts of the Company for 1995 and the submission of the selection to the shareholders for ratification. Accordingly, the Board recommends the adoption of the following resolution:

     RESOLVED, that the selection by the board of directors
     of the firm of Arthur Andersen LLP to audit the books,
     records,   and  accounts  of  the  Company   and   its
     subsidiaries for the year ending December 31, 1995, be ratified.

  A representative of Arthur Andersen LLP is expected to be present at the Meeting and will have the opportunity to make a statement, and will be available to answer questions from shareholders.

The Board of Directors recommends a vote FOR ratification of the appointment of independent accountants.

Other Business

  There is no reason to believe that any other business will be presented at this Meeting; however, if any other business should properly and lawfully come before the Meeting, the proxies will vote in accordance with their best judgment.

Shareholder Proposals

  For a shareholder proposal to be presented at the next annual meeting, it must be received by the Company at its principal executive offices not later than January 25, 1996, in order to be included in the proxy statement and proxy for the 1996 annual meeting. Any such proposal should be addressed to the Company's Corporate Secretary and delivered to the Company's principal executive offices at 1501 Lady Street, Columbia, South Carolina or mailed to P.O. Box 1, Columbia, South Carolina 29202.

                                            Priscilla C. Brooks
                                            Corporate Secretary
DC1DOCS1.8994